Submission	Aug. 24, 2026
Submission [Line Items]
Central Index Key	0000908993
Registrant Name	Invesco Advantage Municipal Income Trust II
Registration File Number	333-296794
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES